Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2017
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	May 01, 2017
Document Effective Date	May 01, 2017
Prospectus Date	Feb. 01, 2017
Class A, C, I, Y Prospectus | Dreyfus/Newton International Equity Fund | Class A
Prospectus:
Trading Symbol	NIEAX
Class A, C, I, Y Prospectus | Dreyfus/Newton International Equity Fund | Class C
Prospectus:
Trading Symbol	NIECX
Class A, C, I, Y Prospectus | Dreyfus/Newton International Equity Fund | Dreyfus/Newton International Equity Fund - Class I
Prospectus:
Trading Symbol	SNIEX
Class A, C, I, Y Prospectus | Dreyfus/Newton International Equity Fund | Class Y
Prospectus:
Trading Symbol	NIEYX